Share-Based Compensation - Schedule of ADSs Restricted Shares Units Activity (Details) - Restricted Shares Units [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Summary Of ADSs Restricted Shares Units Activity [Line Items]
Number of ADS shares, beginning balance | shares	30,503
Weighted average grant date fair value, beginning balance | $ / shares	$ 30.6
Number of ADS shares, Granted | shares	94,964
Weighted average grant date fair value, Granted | $ / shares	$ 4.46
Number of ADS shares, Vested | shares	(15,893)
Weighted average grant date fair value, Vested | $ / shares	$ 30.6
Number of ADS shares, Forfeited | shares	(3,391)
Weighted average grant date fair value, Forfeited | $ / shares	$ 30.6
Number of ADS shares, ending balance | shares	106,183
Weighted average grant date fair value, ending balance | $ / shares	$ 7.22